Common Stock, Preferred Stock, and Share-Based Compensation - Summary of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Goods
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 2,115
Cost of Services
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	3,296
Selling, general, and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 55,925	$ 3,780	$ 3,364